Report Of The Directors Financial Review Risk Report - Distribution of financial instruments to which the impairment requirements in IFRS 9 are applied, by credit quality and stage allocation (Details) - USD ($)
$ in Millions
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	$ 2,948,360	$ 2,856,717
Off-balance sheet commitments	330,267	297,196
Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	2,432,751
Off-balance sheet commitments	330,412	297,306
Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(5,469)
Off-balance sheet commitments	(145)	(110)
Loans and other credit-related commitments
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	236,135	209,066
Loans and other credit-related commitments | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	236,135	209,066
Loans and other credit-related commitments | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	0	0
Loans and advances to customers at amortised cost
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	938,535	923,561
Loans and advances to banks at amortised cost
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	112,902	104,475
Other | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(1,471)
Other | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(95)
Debt securities
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	148,326	109,066
Financial assets at amortised cost, category
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	148,326	109,066
Financial assets at amortised cost, category | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	2,700,821	2,632,057
Financial assets at amortised cost, category | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(11,917)	(12,447)
Financial assets at amortised cost, category | Loans and advances to customers at amortised cost | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	949,609	935,008
Financial assets at amortised cost, category | Loans and advances to customers at amortised cost | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(11,074)	(11,447)
Financial assets at amortised cost, category | Loans and advances to banks at amortised cost | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	112,917	104,544
Financial assets at amortised cost, category | Loans and advances to banks at amortised cost | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(15)	(69)
Financial assets at amortised cost, category | Other | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	960,271	954,934
Financial assets at amortised cost, category | Other | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(422)	(493)
Financial assets at amortised cost, category | Debt securities
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	117,593	74,559
Financial assets at amortised cost, category | – stage 1 | Financial instruments not credit-impaired | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	2,513,431	2,417,274
Financial assets at amortised cost, category | – stage 1 | Financial instruments not credit-impaired | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(1,409)	(1,352)
Financial assets at amortised cost, category | – stage 1 | Financial instruments not credit-impaired | Loans and advances to customers at amortised cost | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	809,384	776,299
Financial assets at amortised cost, category | – stage 1 | Financial instruments not credit-impaired | Loans and advances to customers at amortised cost | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(1,130)	(1,092)
Financial assets at amortised cost, category | – stage 1 | Financial instruments not credit-impaired | Loans and advances to banks at amortised cost | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	111,479	102,723
Financial assets at amortised cost, category | – stage 1 | Financial instruments not credit-impaired | Loans and advances to banks at amortised cost | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(10)	(18)
Financial assets at amortised cost, category | – stage 1 | Financial instruments not credit-impaired | Other | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	946,873	938,798
Financial assets at amortised cost, category | – stage 1 | Financial instruments not credit-impaired | Other | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(109)	(95)
Financial assets at amortised cost, category | Lifetime expected credit losses | Financial instruments not credit-impaired | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	165,842	192,650
Financial assets at amortised cost, category | Lifetime expected credit losses | Financial instruments not credit-impaired | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(3,234)	(3,875)
Financial assets at amortised cost, category | Lifetime expected credit losses | Financial instruments not credit-impaired | Loans and advances to customers at amortised cost | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	120,871	139,076
Financial assets at amortised cost, category | Lifetime expected credit losses | Financial instruments not credit-impaired | Loans and advances to customers at amortised cost | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(2,964)	(3,488)
Financial assets at amortised cost, category | Lifetime expected credit losses | Financial instruments not credit-impaired | Loans and advances to banks at amortised cost | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	1,436	1,739
Financial assets at amortised cost, category | Lifetime expected credit losses | Financial instruments not credit-impaired | Loans and advances to banks at amortised cost | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(3)	(29)
Financial assets at amortised cost, category | Lifetime expected credit losses | Financial instruments not credit-impaired | Other | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	12,734	15,339
Financial assets at amortised cost, category | Lifetime expected credit losses | Financial instruments not credit-impaired | Other | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(132)	(165)
Financial assets at amortised cost, category | Lifetime expected credit losses | Financial instruments credit-impaired | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	21,463	22,004
Financial assets at amortised cost, category | Lifetime expected credit losses | Financial instruments credit-impaired | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(7,244)	(7,182)
Financial assets at amortised cost, category | Lifetime expected credit losses | Financial instruments credit-impaired | Loans and advances to customers at amortised cost | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	19,273	19,504
Financial assets at amortised cost, category | Lifetime expected credit losses | Financial instruments credit-impaired | Loans and advances to customers at amortised cost | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(6,950)	(6,829)
Financial assets at amortised cost, category | Lifetime expected credit losses | Financial instruments credit-impaired | Loans and advances to banks at amortised cost | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	2	82
Financial assets at amortised cost, category | Lifetime expected credit losses | Financial instruments credit-impaired | Loans and advances to banks at amortised cost | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(2)	(22)
Financial assets at amortised cost, category | Lifetime expected credit losses | Financial instruments credit-impaired | Other | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	664	797
Financial assets at amortised cost, category | Lifetime expected credit losses | Financial instruments credit-impaired | Other | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(181)	(233)
Financial assets at amortised cost, category | Lifetime expected credit losses | – POCI | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	85	129
Financial assets at amortised cost, category | Lifetime expected credit losses | – POCI | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(30)	(38)
Financial assets at amortised cost, category | Lifetime expected credit losses | – POCI | Loans and advances to customers at amortised cost | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	81	129
Financial assets at amortised cost, category | Lifetime expected credit losses | – POCI | Loans and advances to customers at amortised cost | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(30)	(38)
Financial assets at amortised cost, category | Lifetime expected credit losses | – POCI | Loans and advances to banks at amortised cost | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
Financial assets at amortised cost, category | Lifetime expected credit losses | – POCI | Loans and advances to banks at amortised cost | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
Financial assets at amortised cost, category | Lifetime expected credit losses | – POCI | Other | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
Financial assets at amortised cost, category | Lifetime expected credit losses | – POCI | Other | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
Financial assets measured at fair value through other comprehensive income, category | Debt securities | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	302,348	265,147
Financial assets measured at fair value through other comprehensive income, category | Debt securities | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(97)	(126)
Strong | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	132,293	114,041
Strong | Loans and other credit-related commitments | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	92,509	76,098
Good | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	110,122	99,696
Good | Loans and other credit-related commitments | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	77,891	69,667
Satisfactory | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	80,907	77,184
Satisfactory | Loans and other credit-related commitments | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	61,462	59,452
Sub- standard | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	5,749	5,497
Sub- standard | Loans and other credit-related commitments | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	3,896	3,360
Credit impaired | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	1,341	888
IFRS 9
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	677,618	637,133
Financial assets and off-balance sheet loan commitments	2,688,904	2,619,610
IFRS 9 | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	2,022,797	1,994,486
Off-balance sheet commitments	678,024	637,571
Financial assets and off-balance sheet loan commitments	2,700,821	2,632,057
IFRS 9 | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(11,511)	(12,009)
Off-balance sheet commitments	(406)	(438)
Financial assets and off-balance sheet loan commitments	(11,917)	(12,447)
IFRS 9 | Loans and other credit-related commitments
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	660,648	618,402
IFRS 9 | Loans and other credit-related commitments | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	661,015	618,788
IFRS 9 | Loans and other credit-related commitments | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	(367)	(386)
IFRS 9 | Financial guarantees
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	16,970	18,731
IFRS 9 | Financial guarantees | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	17,009	18,783
IFRS 9 | Financial guarantees | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	(39)	(52)
IFRS 9 | Loans and advances to customers at amortised cost | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	949,609	935,008
IFRS 9 | Loans and advances to customers at amortised cost | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(11,074)	(11,447)
IFRS 9 | Loans and advances to banks at amortised cost | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	112,917	104,544
IFRS 9 | Loans and advances to banks at amortised cost | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(15)	(69)
IFRS 9 | Other | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	960,271	954,934
IFRS 9 | Other | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(422)	(493)
IFRS 9 | – stage 1 | Financial instruments not credit-impaired | Loans and other credit-related commitments
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	630,796	583,242
IFRS 9 | – stage 1 | Financial instruments not credit-impaired | Loans and other credit-related commitments | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	630,949	583,383
IFRS 9 | – stage 1 | Financial instruments not credit-impaired | Loans and other credit-related commitments | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	(153)	(141)
IFRS 9 | – stage 1 | Financial instruments not credit-impaired | Financial guarantees
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	14,739	16,065
IFRS 9 | – stage 1 | Financial instruments not credit-impaired | Financial guarantees | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	14,746	16,071
IFRS 9 | – stage 1 | Financial instruments not credit-impaired | Financial guarantees | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	(7)	(6)
IFRS 9 | Lifetime expected credit losses | Financial instruments not credit-impaired | Loans and other credit-related commitments
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	28,794	33,853
IFRS 9 | Lifetime expected credit losses | Financial instruments not credit-impaired | Loans and other credit-related commitments | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	28,922	34,033
IFRS 9 | Lifetime expected credit losses | Financial instruments not credit-impaired | Loans and other credit-related commitments | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	(128)	(180)
IFRS 9 | Lifetime expected credit losses | Financial instruments not credit-impaired | Financial guarantees
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	1,872	2,450
IFRS 9 | Lifetime expected credit losses | Financial instruments not credit-impaired | Financial guarantees | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	1,879	2,463
IFRS 9 | Lifetime expected credit losses | Financial instruments not credit-impaired | Financial guarantees | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	(7)	(13)
IFRS 9 | Lifetime expected credit losses | Financial instruments credit-impaired | Loans and other credit-related commitments
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	1,054	1,307
IFRS 9 | Lifetime expected credit losses | Financial instruments credit-impaired | Loans and other credit-related commitments | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	1,140	1,372
IFRS 9 | Lifetime expected credit losses | Financial instruments credit-impaired | Loans and other credit-related commitments | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	(86)	(65)
IFRS 9 | Lifetime expected credit losses | Financial instruments credit-impaired | Financial guarantees
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	359	216
IFRS 9 | Lifetime expected credit losses | Financial instruments credit-impaired | Financial guarantees | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	384	249
IFRS 9 | Lifetime expected credit losses | Financial instruments credit-impaired | Financial guarantees | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	(25)	(33)
IFRS 9 | Lifetime expected credit losses | – POCI | Loans and other credit-related commitments
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	4	0
IFRS 9 | Lifetime expected credit losses | – POCI | Loans and other credit-related commitments | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	4	0
IFRS 9 | Lifetime expected credit losses | – POCI | Loans and other credit-related commitments | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	0	0
IFRS 9 | Lifetime expected credit losses | – POCI | Financial guarantees
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	0	0
IFRS 9 | Lifetime expected credit losses | – POCI | Financial guarantees | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	0	0
IFRS 9 | Lifetime expected credit losses | – POCI | Financial guarantees | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	0	0
IFRS 9 | Financial assets at amortised cost, category | Loans and advances to customers at amortised cost
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	938,535	923,561
IFRS 9 | Financial assets at amortised cost, category | Loans and advances to customers at amortised cost | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	949,609	935,008
IFRS 9 | Financial assets at amortised cost, category | Loans and advances to customers at amortised cost | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(11,074)	(11,447)
IFRS 9 | Financial assets at amortised cost, category | Loans and advances to banks at amortised cost
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	112,902	104,475
IFRS 9 | Financial assets at amortised cost, category | Loans and advances to banks at amortised cost | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	112,917	104,544
IFRS 9 | Financial assets at amortised cost, category | Loans and advances to banks at amortised cost | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(15)	(69)
IFRS 9 | Financial assets at amortised cost, category | Other
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	959,849	954,441
IFRS 9 | Financial assets at amortised cost, category | Other | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	960,271	954,934
IFRS 9 | Financial assets at amortised cost, category | Other | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(422)	(493)
IFRS 9 | Financial assets at amortised cost, category | – stage 1 | Financial instruments not credit-impaired | Loans and advances to customers at amortised cost
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	808,254	775,207
IFRS 9 | Financial assets at amortised cost, category | – stage 1 | Financial instruments not credit-impaired | Loans and advances to customers at amortised cost | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	809,384	776,299
IFRS 9 | Financial assets at amortised cost, category | – stage 1 | Financial instruments not credit-impaired | Loans and advances to customers at amortised cost | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(1,130)	(1,092)
IFRS 9 | Financial assets at amortised cost, category | – stage 1 | Financial instruments not credit-impaired | Loans and advances to banks at amortised cost
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	111,469	102,705
IFRS 9 | Financial assets at amortised cost, category | – stage 1 | Financial instruments not credit-impaired | Loans and advances to banks at amortised cost | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	111,479	102,723
IFRS 9 | Financial assets at amortised cost, category | – stage 1 | Financial instruments not credit-impaired | Loans and advances to banks at amortised cost | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(10)	(18)
IFRS 9 | Financial assets at amortised cost, category | – stage 1 | Financial instruments not credit-impaired | Other
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	946,764	938,703
IFRS 9 | Financial assets at amortised cost, category | – stage 1 | Financial instruments not credit-impaired | Other | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	946,873	938,798
IFRS 9 | Financial assets at amortised cost, category | – stage 1 | Financial instruments not credit-impaired | Other | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(109)	(95)
IFRS 9 | Financial assets at amortised cost, category | Lifetime expected credit losses | Financial instruments not credit-impaired | Loans and advances to customers at amortised cost
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	117,907	135,588
IFRS 9 | Financial assets at amortised cost, category | Lifetime expected credit losses | Financial instruments not credit-impaired | Loans and advances to customers at amortised cost | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	120,871	139,076
IFRS 9 | Financial assets at amortised cost, category | Lifetime expected credit losses | Financial instruments not credit-impaired | Loans and advances to customers at amortised cost | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(2,964)	(3,488)
IFRS 9 | Financial assets at amortised cost, category | Lifetime expected credit losses | Financial instruments not credit-impaired | Loans and advances to banks at amortised cost
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	1,433	1,710
IFRS 9 | Financial assets at amortised cost, category | Lifetime expected credit losses | Financial instruments not credit-impaired | Loans and advances to banks at amortised cost | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	1,436	1,739
IFRS 9 | Financial assets at amortised cost, category | Lifetime expected credit losses | Financial instruments not credit-impaired | Loans and advances to banks at amortised cost | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(3)	(29)
IFRS 9 | Financial assets at amortised cost, category | Lifetime expected credit losses | Financial instruments not credit-impaired | Other
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	12,602	15,174
IFRS 9 | Financial assets at amortised cost, category | Lifetime expected credit losses | Financial instruments not credit-impaired | Other | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	12,734	15,339
IFRS 9 | Financial assets at amortised cost, category | Lifetime expected credit losses | Financial instruments not credit-impaired | Other | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(132)	(165)
IFRS 9 | Financial assets at amortised cost, category | Lifetime expected credit losses | Financial instruments credit-impaired | Loans and advances to customers at amortised cost
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	12,323	12,675
IFRS 9 | Financial assets at amortised cost, category | Lifetime expected credit losses | Financial instruments credit-impaired | Loans and advances to customers at amortised cost | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	19,273	19,504
IFRS 9 | Financial assets at amortised cost, category | Lifetime expected credit losses | Financial instruments credit-impaired | Loans and advances to customers at amortised cost | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(6,950)	(6,829)
IFRS 9 | Financial assets at amortised cost, category | Lifetime expected credit losses | Financial instruments credit-impaired | Loans and advances to banks at amortised cost
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	60
IFRS 9 | Financial assets at amortised cost, category | Lifetime expected credit losses | Financial instruments credit-impaired | Loans and advances to banks at amortised cost | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	2	82
IFRS 9 | Financial assets at amortised cost, category | Lifetime expected credit losses | Financial instruments credit-impaired | Loans and advances to banks at amortised cost | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(2)	(22)
IFRS 9 | Financial assets at amortised cost, category | Lifetime expected credit losses | Financial instruments credit-impaired | Other
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	483	564
IFRS 9 | Financial assets at amortised cost, category | Lifetime expected credit losses | Financial instruments credit-impaired | Other | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	664	797
IFRS 9 | Financial assets at amortised cost, category | Lifetime expected credit losses | Financial instruments credit-impaired | Other | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(181)	(233)
IFRS 9 | Financial assets at amortised cost, category | Lifetime expected credit losses | – POCI | Loans and advances to customers at amortised cost
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	51	91
IFRS 9 | Financial assets at amortised cost, category | Lifetime expected credit losses | – POCI | Loans and advances to customers at amortised cost | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	81	129
IFRS 9 | Financial assets at amortised cost, category | Lifetime expected credit losses | – POCI | Loans and advances to customers at amortised cost | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(30)	(38)
IFRS 9 | Financial assets at amortised cost, category | Lifetime expected credit losses | – POCI | Loans and advances to banks at amortised cost
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
IFRS 9 | Financial assets at amortised cost, category | Lifetime expected credit losses | – POCI | Loans and advances to banks at amortised cost | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
IFRS 9 | Financial assets at amortised cost, category | Lifetime expected credit losses | – POCI | Loans and advances to banks at amortised cost | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
IFRS 9 | Financial assets at amortised cost, category | Lifetime expected credit losses | – POCI | Other
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
IFRS 9 | Financial assets at amortised cost, category | Lifetime expected credit losses | – POCI | Other | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
IFRS 9 | Financial assets at amortised cost, category | Lifetime expected credit losses | – POCI | Other | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
IFRS 9 | Financial assets measured at fair value through other comprehensive income, category
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	309,606	278,132
IFRS 9 | Financial assets measured at fair value through other comprehensive income, category | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	309,703	278,258
IFRS 9 | Financial assets measured at fair value through other comprehensive income, category | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(97)	(126)
IFRS 9 | Financial assets measured at fair value through other comprehensive income, category | Debt securities
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	309,606	278,132
IFRS 9 | Financial assets measured at fair value through other comprehensive income, category | Debt securities | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	309,703	278,258
IFRS 9 | Financial assets measured at fair value through other comprehensive income, category | Debt securities | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(97)	(126)
IFRS 9 | Financial assets measured at fair value through other comprehensive income, category | – stage 1 | Financial instruments not credit-impaired | Debt securities
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	308,488	275,642
IFRS 9 | Financial assets measured at fair value through other comprehensive income, category | – stage 1 | Financial instruments not credit-impaired | Debt securities | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	308,525	275,709
IFRS 9 | Financial assets measured at fair value through other comprehensive income, category | – stage 1 | Financial instruments not credit-impaired | Debt securities | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(37)	(67)
IFRS 9 | Financial assets measured at fair value through other comprehensive income, category | Lifetime expected credit losses | Financial instruments not credit-impaired | Debt securities
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	1,114	2,484
IFRS 9 | Financial assets measured at fair value through other comprehensive income, category | Lifetime expected credit losses | Financial instruments not credit-impaired | Debt securities | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	1,173	2,542
IFRS 9 | Financial assets measured at fair value through other comprehensive income, category | Lifetime expected credit losses | Financial instruments not credit-impaired | Debt securities | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(59)	(58)
IFRS 9 | Financial assets measured at fair value through other comprehensive income, category | Lifetime expected credit losses | Financial instruments credit-impaired | Debt securities
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	4	4
IFRS 9 | Financial assets measured at fair value through other comprehensive income, category | Lifetime expected credit losses | Financial instruments credit-impaired | Debt securities | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	5	5
IFRS 9 | Financial assets measured at fair value through other comprehensive income, category | Lifetime expected credit losses | Financial instruments credit-impaired | Debt securities | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(1)	(1)
IFRS 9 | Financial assets measured at fair value through other comprehensive income, category | Lifetime expected credit losses | – POCI | Debt securities
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	2
IFRS 9 | Financial assets measured at fair value through other comprehensive income, category | Lifetime expected credit losses | – POCI | Debt securities | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	2
IFRS 9 | Financial assets measured at fair value through other comprehensive income, category | Lifetime expected credit losses | – POCI | Debt securities | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
IFRS 9 | Strong | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	444,059	411,253
Financial assets and off-balance sheet loan commitments	1,858,040	1,805,212
IFRS 9 | Strong | Loans and other credit-related commitments | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	436,359	402,972
IFRS 9 | Strong | Financial guarantees | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	7,700	8,281
IFRS 9 | Strong | – stage 1 | Financial instruments not credit-impaired | Loans and other credit-related commitments | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	432,017	398,120
IFRS 9 | Strong | – stage 1 | Financial instruments not credit-impaired | Financial guarantees | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	7,497	8,189
IFRS 9 | Strong | Lifetime expected credit losses | Financial instruments not credit-impaired | Loans and other credit-related commitments | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	4,342	4,852
IFRS 9 | Strong | Lifetime expected credit losses | Financial instruments not credit-impaired | Financial guarantees | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	203	92
IFRS 9 | Strong | Lifetime expected credit losses | Financial instruments credit-impaired | Loans and other credit-related commitments | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	0	0
IFRS 9 | Strong | Lifetime expected credit losses | Financial instruments credit-impaired | Financial guarantees | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	0	0
IFRS 9 | Strong | Lifetime expected credit losses | – POCI | Loans and other credit-related commitments | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	0	0
IFRS 9 | Strong | Lifetime expected credit losses | – POCI | Financial guarantees | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	0	0
IFRS 9 | Strong | Financial assets at amortised cost, category | Loans and advances to customers at amortised cost | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	497,665	492,711
IFRS 9 | Strong | Financial assets at amortised cost, category | Loans and advances to banks at amortised cost | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	101,057	92,675
IFRS 9 | Strong | Financial assets at amortised cost, category | Other | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	815,259	808,573
IFRS 9 | Strong | Financial assets at amortised cost, category | – stage 1 | Financial instruments not credit-impaired | Loans and advances to customers at amortised cost | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	478,422	458,706
IFRS 9 | Strong | Financial assets at amortised cost, category | – stage 1 | Financial instruments not credit-impaired | Loans and advances to banks at amortised cost | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	101,011	92,377
IFRS 9 | Strong | Financial assets at amortised cost, category | – stage 1 | Financial instruments not credit-impaired | Other | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	814,776	807,893
IFRS 9 | Strong | Financial assets at amortised cost, category | Lifetime expected credit losses | Financial instruments not credit-impaired | Loans and advances to customers at amortised cost | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	19,243	34,005
IFRS 9 | Strong | Financial assets at amortised cost, category | Lifetime expected credit losses | Financial instruments not credit-impaired | Loans and advances to banks at amortised cost | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	46	298
IFRS 9 | Strong | Financial assets at amortised cost, category | Lifetime expected credit losses | Financial instruments not credit-impaired | Other | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	483	680
IFRS 9 | Strong | Financial assets at amortised cost, category | Lifetime expected credit losses | Financial instruments credit-impaired | Loans and advances to customers at amortised cost | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
IFRS 9 | Strong | Financial assets at amortised cost, category | Lifetime expected credit losses | Financial instruments credit-impaired | Loans and advances to banks at amortised cost | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
IFRS 9 | Strong | Financial assets at amortised cost, category | Lifetime expected credit losses | Financial instruments credit-impaired | Other | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
IFRS 9 | Strong | Financial assets at amortised cost, category | Lifetime expected credit losses | – POCI | Loans and advances to customers at amortised cost | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
IFRS 9 | Strong | Financial assets at amortised cost, category | Lifetime expected credit losses | – POCI | Loans and advances to banks at amortised cost | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
IFRS 9 | Strong | Financial assets at amortised cost, category | Lifetime expected credit losses | – POCI | Other | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
IFRS 9 | Strong | Financial assets measured at fair value through other comprehensive income, category | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	288,959	260,654
IFRS 9 | Strong | Financial assets measured at fair value through other comprehensive income, category | Debt securities | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	288,959	260,654
IFRS 9 | Strong | Financial assets measured at fair value through other comprehensive income, category | – stage 1 | Financial instruments not credit-impaired | Debt securities | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	288,909	260,411
IFRS 9 | Strong | Financial assets measured at fair value through other comprehensive income, category | Lifetime expected credit losses | Financial instruments not credit-impaired | Debt securities | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	50	243
IFRS 9 | Strong | Financial assets measured at fair value through other comprehensive income, category | Lifetime expected credit losses | Financial instruments credit-impaired | Debt securities | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
IFRS 9 | Strong | Financial assets measured at fair value through other comprehensive income, category | Lifetime expected credit losses | – POCI | Debt securities | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
IFRS 9 | Good | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	146,646	137,071
Financial assets and off-balance sheet loan commitments	437,913	413,937
IFRS 9 | Good | Loans and other credit-related commitments | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	142,500	132,402
IFRS 9 | Good | Financial guarantees | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	4,146	4,669
IFRS 9 | Good | – stage 1 | Financial instruments not credit-impaired | Loans and other credit-related commitments | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	135,192	121,581
IFRS 9 | Good | – stage 1 | Financial instruments not credit-impaired | Financial guarantees | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	3,943	4,245
IFRS 9 | Good | Lifetime expected credit losses | Financial instruments not credit-impaired | Loans and other credit-related commitments | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	7,308	10,821
IFRS 9 | Good | Lifetime expected credit losses | Financial instruments not credit-impaired | Financial guarantees | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	203	424
IFRS 9 | Good | Lifetime expected credit losses | Financial instruments credit-impaired | Loans and other credit-related commitments | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	0	0
IFRS 9 | Good | Lifetime expected credit losses | Financial instruments credit-impaired | Financial guarantees | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	0	0
IFRS 9 | Good | Lifetime expected credit losses | – POCI | Loans and other credit-related commitments | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	0	0
IFRS 9 | Good | Lifetime expected credit losses | – POCI | Financial guarantees | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	0	0
IFRS 9 | Good | Financial assets at amortised cost, category | Loans and advances to customers at amortised cost | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	206,476	196,735
IFRS 9 | Good | Financial assets at amortised cost, category | Loans and advances to banks at amortised cost | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	4,640	4,833
IFRS 9 | Good | Financial assets at amortised cost, category | Other | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	80,151	75,298
IFRS 9 | Good | Financial assets at amortised cost, category | – stage 1 | Financial instruments not credit-impaired | Loans and advances to customers at amortised cost | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	177,410	170,055
IFRS 9 | Good | Financial assets at amortised cost, category | – stage 1 | Financial instruments not credit-impaired | Loans and advances to banks at amortised cost | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	4,631	4,465
IFRS 9 | Good | Financial assets at amortised cost, category | – stage 1 | Financial instruments not credit-impaired | Other | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	78,486	70,794
IFRS 9 | Good | Financial assets at amortised cost, category | Lifetime expected credit losses | Financial instruments not credit-impaired | Loans and advances to customers at amortised cost | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	29,066	26,680
IFRS 9 | Good | Financial assets at amortised cost, category | Lifetime expected credit losses | Financial instruments not credit-impaired | Loans and advances to banks at amortised cost | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	9	368
IFRS 9 | Good | Financial assets at amortised cost, category | Lifetime expected credit losses | Financial instruments not credit-impaired | Other | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	1,665	4,504
IFRS 9 | Good | Financial assets at amortised cost, category | Lifetime expected credit losses | Financial instruments credit-impaired | Loans and advances to customers at amortised cost | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
IFRS 9 | Good | Financial assets at amortised cost, category | Lifetime expected credit losses | Financial instruments credit-impaired | Loans and advances to banks at amortised cost | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
IFRS 9 | Good | Financial assets at amortised cost, category | Lifetime expected credit losses | Financial instruments credit-impaired | Other | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
IFRS 9 | Good | Financial assets at amortised cost, category | Lifetime expected credit losses | – POCI | Loans and advances to customers at amortised cost | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
IFRS 9 | Good | Financial assets at amortised cost, category | Lifetime expected credit losses | – POCI | Loans and advances to banks at amortised cost | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
IFRS 9 | Good | Financial assets at amortised cost, category | Lifetime expected credit losses | – POCI | Other | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
IFRS 9 | Good | Financial assets measured at fair value through other comprehensive income, category | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	12,037	9,957
IFRS 9 | Good | Financial assets measured at fair value through other comprehensive income, category | Debt securities | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	12,037	9,957
IFRS 9 | Good | Financial assets measured at fair value through other comprehensive income, category | – stage 1 | Financial instruments not credit-impaired | Debt securities | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	12,037	9,852
IFRS 9 | Good | Financial assets measured at fair value through other comprehensive income, category | Lifetime expected credit losses | Financial instruments not credit-impaired | Debt securities | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	105
IFRS 9 | Good | Financial assets measured at fair value through other comprehensive income, category | Lifetime expected credit losses | Financial instruments credit-impaired | Debt securities | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
IFRS 9 | Good | Financial assets measured at fair value through other comprehensive income, category | Lifetime expected credit losses | – POCI | Debt securities | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
IFRS 9 | Satisfactory | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	77,310	78,981
Financial assets and off-balance sheet loan commitments	341,452	348,572
IFRS 9 | Satisfactory | Loans and other credit-related commitments | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	73,230	74,410
IFRS 9 | Satisfactory | Financial guarantees | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	4,080	4,571
IFRS 9 | Satisfactory | – stage 1 | Financial instruments not credit-impaired | Loans and other credit-related commitments | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	61,213	60,990
IFRS 9 | Satisfactory | – stage 1 | Financial instruments not credit-impaired | Financial guarantees | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	3,204	3,488
IFRS 9 | Satisfactory | Lifetime expected credit losses | Financial instruments not credit-impaired | Loans and other credit-related commitments | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	12,017	13,420
IFRS 9 | Satisfactory | Lifetime expected credit losses | Financial instruments not credit-impaired | Financial guarantees | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	876	1,083
IFRS 9 | Satisfactory | Lifetime expected credit losses | Financial instruments credit-impaired | Loans and other credit-related commitments | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	0	0
IFRS 9 | Satisfactory | Lifetime expected credit losses | Financial instruments credit-impaired | Financial guarantees | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	0	0
IFRS 9 | Satisfactory | Lifetime expected credit losses | – POCI | Loans and other credit-related commitments | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	0	0
IFRS 9 | Satisfactory | Lifetime expected credit losses | – POCI | Financial guarantees | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	0	0
IFRS 9 | Satisfactory | Financial assets at amortised cost, category | Loans and advances to customers at amortised cost | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	197,582	196,486
IFRS 9 | Satisfactory | Financial assets at amortised cost, category | Loans and advances to banks at amortised cost | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	6,363	5,643
IFRS 9 | Satisfactory | Financial assets at amortised cost, category | Other | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	60,197	67,462
IFRS 9 | Satisfactory | Financial assets at amortised cost, category | – stage 1 | Financial instruments not credit-impaired | Loans and advances to customers at amortised cost | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	147,940	142,408
IFRS 9 | Satisfactory | Financial assets at amortised cost, category | – stage 1 | Financial instruments not credit-impaired | Loans and advances to banks at amortised cost | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	5,550	5,466
IFRS 9 | Satisfactory | Financial assets at amortised cost, category | – stage 1 | Financial instruments not credit-impaired | Other | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	53,095	59,887
IFRS 9 | Satisfactory | Financial assets at amortised cost, category | Lifetime expected credit losses | Financial instruments not credit-impaired | Loans and advances to customers at amortised cost | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	49,642	54,078
IFRS 9 | Satisfactory | Financial assets at amortised cost, category | Lifetime expected credit losses | Financial instruments not credit-impaired | Loans and advances to banks at amortised cost | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	813	177
IFRS 9 | Satisfactory | Financial assets at amortised cost, category | Lifetime expected credit losses | Financial instruments not credit-impaired | Other | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	7,102	7,575
IFRS 9 | Satisfactory | Financial assets at amortised cost, category | Lifetime expected credit losses | Financial instruments credit-impaired | Loans and advances to customers at amortised cost | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
IFRS 9 | Satisfactory | Financial assets at amortised cost, category | Lifetime expected credit losses | Financial instruments credit-impaired | Loans and advances to banks at amortised cost | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
IFRS 9 | Satisfactory | Financial assets at amortised cost, category | Lifetime expected credit losses | Financial instruments credit-impaired | Other | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
IFRS 9 | Satisfactory | Financial assets at amortised cost, category | Lifetime expected credit losses | – POCI | Loans and advances to customers at amortised cost | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
IFRS 9 | Satisfactory | Financial assets at amortised cost, category | Lifetime expected credit losses | – POCI | Loans and advances to banks at amortised cost | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
IFRS 9 | Satisfactory | Financial assets at amortised cost, category | Lifetime expected credit losses | – POCI | Other | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
IFRS 9 | Satisfactory | Financial assets measured at fair value through other comprehensive income, category | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	7,897	5,730
IFRS 9 | Satisfactory | Financial assets measured at fair value through other comprehensive income, category | Debt securities | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	7,897	5,730
IFRS 9 | Satisfactory | Financial assets measured at fair value through other comprehensive income, category | – stage 1 | Financial instruments not credit-impaired | Debt securities | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	7,579	5,446
IFRS 9 | Satisfactory | Financial assets measured at fair value through other comprehensive income, category | Lifetime expected credit losses | Financial instruments not credit-impaired | Debt securities | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	318	284
IFRS 9 | Satisfactory | Financial assets measured at fair value through other comprehensive income, category | Lifetime expected credit losses | Financial instruments credit-impaired | Debt securities | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
IFRS 9 | Satisfactory | Financial assets measured at fair value through other comprehensive income, category | Lifetime expected credit losses | – POCI | Debt securities | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
IFRS 9 | Sub- standard | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	8,481	8,645
Financial assets and off-balance sheet loan commitments	41,868	42,203
IFRS 9 | Sub- standard | Loans and other credit-related commitments | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	7,782	7,632
IFRS 9 | Sub- standard | Financial guarantees | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	699	1,013
IFRS 9 | Sub- standard | – stage 1 | Financial instruments not credit-impaired | Loans and other credit-related commitments | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	2,527	2,692
IFRS 9 | Sub- standard | – stage 1 | Financial instruments not credit-impaired | Financial guarantees | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	102	149
IFRS 9 | Sub- standard | Lifetime expected credit losses | Financial instruments not credit-impaired | Loans and other credit-related commitments | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	5,255	4,940
IFRS 9 | Sub- standard | Lifetime expected credit losses | Financial instruments not credit-impaired | Financial guarantees | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	597	864
IFRS 9 | Sub- standard | Lifetime expected credit losses | Financial instruments credit-impaired | Loans and other credit-related commitments | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	0	0
IFRS 9 | Sub- standard | Lifetime expected credit losses | Financial instruments credit-impaired | Financial guarantees | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	0	0
IFRS 9 | Sub- standard | Lifetime expected credit losses | – POCI | Loans and other credit-related commitments | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	0	0
IFRS 9 | Sub- standard | Lifetime expected credit losses | – POCI | Financial guarantees | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	0	0
IFRS 9 | Sub- standard | Financial assets at amortised cost, category | Loans and advances to customers at amortised cost | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	28,532	29,443
IFRS 9 | Sub- standard | Financial assets at amortised cost, category | Loans and advances to banks at amortised cost | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	855	1,311
IFRS 9 | Sub- standard | Financial assets at amortised cost, category | Other | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	4,000	2,804
IFRS 9 | Sub- standard | Financial assets at amortised cost, category | – stage 1 | Financial instruments not credit-impaired | Loans and advances to customers at amortised cost | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	5,612	5,130
IFRS 9 | Sub- standard | Financial assets at amortised cost, category | – stage 1 | Financial instruments not credit-impaired | Loans and advances to banks at amortised cost | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	287	415
IFRS 9 | Sub- standard | Financial assets at amortised cost, category | – stage 1 | Financial instruments not credit-impaired | Other | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	516	224
IFRS 9 | Sub- standard | Financial assets at amortised cost, category | Lifetime expected credit losses | Financial instruments not credit-impaired | Loans and advances to customers at amortised cost | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	22,920	24,313
IFRS 9 | Sub- standard | Financial assets at amortised cost, category | Lifetime expected credit losses | Financial instruments not credit-impaired | Loans and advances to banks at amortised cost | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	568	896
IFRS 9 | Sub- standard | Financial assets at amortised cost, category | Lifetime expected credit losses | Financial instruments not credit-impaired | Other | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	3,484	2,580
IFRS 9 | Sub- standard | Financial assets at amortised cost, category | Lifetime expected credit losses | Financial instruments credit-impaired | Loans and advances to customers at amortised cost | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
IFRS 9 | Sub- standard | Financial assets at amortised cost, category | Lifetime expected credit losses | Financial instruments credit-impaired | Loans and advances to banks at amortised cost | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
IFRS 9 | Sub- standard | Financial assets at amortised cost, category | Lifetime expected credit losses | Financial instruments credit-impaired | Other | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
IFRS 9 | Sub- standard | Financial assets at amortised cost, category | Lifetime expected credit losses | – POCI | Loans and advances to customers at amortised cost | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
IFRS 9 | Sub- standard | Financial assets at amortised cost, category | Lifetime expected credit losses | – POCI | Loans and advances to banks at amortised cost | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
IFRS 9 | Sub- standard | Financial assets at amortised cost, category | Lifetime expected credit losses | – POCI | Other | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
IFRS 9 | Sub- standard | Financial assets measured at fair value through other comprehensive income, category | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	805	1,910
IFRS 9 | Sub- standard | Financial assets measured at fair value through other comprehensive income, category | Debt securities | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	805	1,910
IFRS 9 | Sub- standard | Financial assets measured at fair value through other comprehensive income, category | – stage 1 | Financial instruments not credit-impaired | Debt securities | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
IFRS 9 | Sub- standard | Financial assets measured at fair value through other comprehensive income, category | Lifetime expected credit losses | Financial instruments not credit-impaired | Debt securities | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	805	1,910
IFRS 9 | Sub- standard | Financial assets measured at fair value through other comprehensive income, category | Lifetime expected credit losses | Financial instruments credit-impaired | Debt securities | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
IFRS 9 | Sub- standard | Financial assets measured at fair value through other comprehensive income, category | Lifetime expected credit losses | – POCI | Debt securities | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
IFRS 9 | Credit impaired | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets and off-balance sheet loan commitments	21,548	22,133
IFRS 9 | Credit impaired | Loans and other credit-related commitments | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	1,144	1,372
IFRS 9 | Credit impaired | Financial guarantees | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	384	249
IFRS 9 | Credit impaired | – stage 1 | Financial instruments not credit-impaired | Loans and other credit-related commitments | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	0	0
IFRS 9 | Credit impaired | – stage 1 | Financial instruments not credit-impaired | Financial guarantees | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	0	0
IFRS 9 | Credit impaired | Lifetime expected credit losses | Financial instruments not credit-impaired | Loans and other credit-related commitments | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	0	0
IFRS 9 | Credit impaired | Lifetime expected credit losses | Financial instruments not credit-impaired | Financial guarantees | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	0	0
IFRS 9 | Credit impaired | Lifetime expected credit losses | Financial instruments credit-impaired | Loans and other credit-related commitments | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	1,140	1,372
IFRS 9 | Credit impaired | Lifetime expected credit losses | Financial instruments credit-impaired | Financial guarantees | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	384	249
IFRS 9 | Credit impaired | Lifetime expected credit losses | – POCI | Loans and other credit-related commitments | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	4	0
IFRS 9 | Credit impaired | Lifetime expected credit losses | – POCI | Financial guarantees | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	0	0
IFRS 9 | Credit impaired | Financial assets at amortised cost, category | Loans and advances to customers at amortised cost | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	19,354	19,633
IFRS 9 | Credit impaired | Financial assets at amortised cost, category | Loans and advances to banks at amortised cost | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	2	82
IFRS 9 | Credit impaired | Financial assets at amortised cost, category | Other | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	664	797
IFRS 9 | Credit impaired | Financial assets at amortised cost, category | – stage 1 | Financial instruments not credit-impaired | Loans and advances to customers at amortised cost | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
IFRS 9 | Credit impaired | Financial assets at amortised cost, category | – stage 1 | Financial instruments not credit-impaired | Loans and advances to banks at amortised cost | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
IFRS 9 | Credit impaired | Financial assets at amortised cost, category | – stage 1 | Financial instruments not credit-impaired | Other | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
IFRS 9 | Credit impaired | Financial assets at amortised cost, category | Lifetime expected credit losses | Financial instruments not credit-impaired | Loans and advances to customers at amortised cost | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
IFRS 9 | Credit impaired | Financial assets at amortised cost, category | Lifetime expected credit losses | Financial instruments not credit-impaired | Loans and advances to banks at amortised cost | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
IFRS 9 | Credit impaired | Financial assets at amortised cost, category | Lifetime expected credit losses | Financial instruments not credit-impaired | Other | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
IFRS 9 | Credit impaired | Financial assets at amortised cost, category | Lifetime expected credit losses | Financial instruments credit-impaired | Loans and advances to customers at amortised cost | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	19,273	19,504
IFRS 9 | Credit impaired | Financial assets at amortised cost, category | Lifetime expected credit losses | Financial instruments credit-impaired | Loans and advances to banks at amortised cost | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	2	82
IFRS 9 | Credit impaired | Financial assets at amortised cost, category | Lifetime expected credit losses | Financial instruments credit-impaired | Other | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	664	797
IFRS 9 | Credit impaired | Financial assets at amortised cost, category | Lifetime expected credit losses | – POCI | Loans and advances to customers at amortised cost | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	81	129
IFRS 9 | Credit impaired | Financial assets at amortised cost, category | Lifetime expected credit losses | – POCI | Loans and advances to banks at amortised cost | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
IFRS 9 | Credit impaired | Financial assets at amortised cost, category | Lifetime expected credit losses | – POCI | Other | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
IFRS 9 | Credit impaired | Financial assets measured at fair value through other comprehensive income, category | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	5	7
IFRS 9 | Credit impaired | Financial assets measured at fair value through other comprehensive income, category | – stage 1 | Financial instruments not credit-impaired | Debt securities | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
IFRS 9 | Credit impaired | Financial assets measured at fair value through other comprehensive income, category | Lifetime expected credit losses | Financial instruments not credit-impaired | Debt securities | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
IFRS 9 | Credit impaired | Financial assets measured at fair value through other comprehensive income, category | Lifetime expected credit losses | Financial instruments credit-impaired | Debt securities | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	5	5
IFRS 9 | Credit impaired | Financial assets measured at fair value through other comprehensive income, category | Lifetime expected credit losses | – POCI | Debt securities | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	$ 0	$ 2